Fees Summary	Nov. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,893,000
Previously Paid Amount	0.00
Total Fee Amount	675.72
Total Offset Amount	0.00
Net Fee	675.72
Narrative - Max Aggregate Offering Price	$ 4,893,000
Final Prospectus	true